Stockholders’ Deficit (Details Narrative) - USD ($)															3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 05, 2024	Jun. 28, 2024	Feb. 21, 2024	Feb. 12, 2024	Jan. 25, 2024	Jan. 23, 2024	Dec. 04, 2023	Nov. 16, 2023	Aug. 14, 2023	Jul. 17, 2023	Jun. 22, 2023	May 26, 2023	Mar. 13, 2023	Sep. 29, 2022	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options, granted																			545,238		2,745,000	987,760
Intrinsic value of stock price																					$ 0.42	$ 0.119
Stock options, compensation expense																			$ 251,195	$ 43,629	$ 167,953	$ 276,692
Unrecognized share based compensation																						$ 206,910
Issuance of shares										476,338
Exercise price															$ 0.75				$ 0.75		$ 0.83	$ 6.53	$ 2.97
Option exercised, value
Option exercised, shares			70,002																75,000			674,000
Maturity date					Jan. 25, 2025																Jan. 31, 2024
Subscription receivable																16,750
Subscription receivable															$ 101,100				$ 101,100		$ 117,850	$ 117,468
Options, weighted average remaining life																			9 years 4 months 13 days		9 years 10 months 9 days	13 years 8 months 8 days	6 years 7 months 24 days
Options, aggregate intrinsic value															$ 355,478				$ 355,478		$ 800,183
Fair value stock price		$ 0.226				$ 0.0376		$ 0.0473	$ 0.0658	$ 0.0637	$ 0.0590				$ 0.229				$ 0.229
Weighted average exercise price per share, granted																			$ 0.23		$ 0.11	$ 2.18
Fair value exercise price		$ 0.226				$ 0.036		$ 0.04	$ 0.0597	$ 0.0588	$ 0.0590
Fair value term		10 years				10 years		10 years	10 years	3 years	10 years										3 years	3 years
Fair value volatility		178.00%				178.00%		173.00%	172.00%	165.00%	173.00%
Fair value discount rate		4.36%				4.14%		4.45%	4.19%	4.34%	3.90%
Fair value dividend yield		0.00%				0.00%		0.00%	0.00%	0.00%	0.00%										0.00%	0.00%
Unrecognized share-based compensation															$ 94,050				$ 94,050
Purchase warrants outstanding															14,111,368				14,111,368		14,254,813
Purchase warrants exercisable															13,603,836				13,603,836		13,747,281
Warrants weighted average remaining life										3 years					1 year 11 months 26 days				1 year 11 months 26 days		3 years	3 years
Weighted average exercise price of warrant															$ 0.13				$ 0.13		$ 20
Aggregate intrinsic value															$ 2,229,746				$ 2,229,746
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock for conversions															185,381		250,000	1,251,270	185,381		5,666,917	2,424,896
Shares of common stock for conversions, value																			$ 35,000		$ 223,733
Conversion price															$ 0.1888				$ 0.1888
Option exercised, value																$ 1		$ 3
Option exercised, shares																70,002		250,000
Subscription receivable
Weighted average exercise price of warrant																					$ 0.82
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation																					$ 36,686
Investor [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares												978,300
Share based compensation												$ 12,229
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options, granted														674,000
Options expiration period														10 years
Exercise price														$ 0.15
Fair value of option granted														$ 104,226
Employees [Member] | Note Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercised, value														$ 101,100
Option exercised, shares														674,000
Interest rate														3.15%
Maturity date														Sep. 30, 2027
Geologist [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, compensation expense																				12,374
Options expiration period							3 years
Compensation per month							$ 4,000
Options granted							10,000												42,000
Stock options grants per month							4,000
Fair value of options granted							$ 12,374
Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options, granted		165,737
Options expiration period		10 years
Weighted average exercise price per share, granted		$ 0.226
Total fair value of options vested upon issuance		$ 37,457
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option, description																					The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders.
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	225,000
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares												978,300
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price																					$ 0.0888	$ 0.3207
Fair value stock price																					0.0637	0.126
Fair value exercise price																					0.0753	0.15
Maximum [Member] | Geologist [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price per share, granted																			$ 0.725
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price																					0.0297	0.018
Fair value stock price																					0.04	0.117
Fair value exercise price																					$ 0.0419	$ 0.144
Minimum [Member] | Geologist [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price per share, granted																			$ 0.047
Key Employees and Non-employee Consultants [Member] | 2010 Stock Option Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options, granted																					191,000
Key Employees and Non-employee Consultants [Member] | 2007 Stock Option Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options, granted																					5,000
Key Employees and Non-employee Consultants [Member] | 2004 Stock Option Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options, granted																					1,925
Officers Employees and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, compensation expense																			$ 238,966	$ 25,600
Officers Employees and Consultants [Member] | Incentive and Non Qualified Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, compensation expense																					$ 131,266	$ 100,482
Brett Gross [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options, granted													250,000
Options expiration period													10 years
Exercise price													$ 0.067
Fair value of option granted													$ 16,750
Interest rate																					10.00%
Maturity date																					Jan. 31, 2024
Subscription receivable				$ 16,750
Accrued interest				$ 480
Brett Gross [Member] | Note Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercised, value													$ 16,750
Option exercised, shares													250,000
Interest rate													3.15%
Maturity date													Mar. 15, 2028